Deferred tax assets and liabilities	6 Months Ended
Jun. 30, 2021
Deferred tax assets and liabilities
Deferred tax assets and liabilities

C7     Deferred tax assets and liabilities

The statement of financial position contains the following deferred tax assets and liabilities in relation to:

	Half year 2021 $m
				Other
				movements
				including
		Remove	Movement in	foreign
	Balance	discontinued	income	exchange	Balance
	at 1 Jan	US operations	statement	movements	at 30 Jun
Deferred tax assets
Unrealised losses or gains on investments	—	—	1	—	1
Balances relating to investment and insurance contracts	87	—	(1)	(37)	49
Short-term temporary differences	4,662	(4,513)	5	(3)	151
Unused tax losses	109	(29)	16	1	97
Total	4,858	(4,542)	21	(39)	298

Deferred tax liabilities
Unrealised losses or gains on investments	(1,063)	691	73	2	(297)
Balances relating to investment and insurance contracts	(1,765)	—	(322)	71	(2,016)
Short-term temporary differences	(3,247)	2,832	(14)	7	(422)
Total	(6,075)	3,523	(263)	80	(2,735)

	Half year 2020 $m
				Other
			Movement	movements
			through	including
		Movement in	other	foreign
	Balance	income	comprehensive	exchange	Balance
	at 1 Jan	statement	income	movements	at 30 Jun
Deferred tax assets
Unrealised losses or gains on investments	—	—	—	1	1
Balances relating to investment and insurance contracts	32	8	—	(1)	39
Short-term temporary differences	133	27	—	(5)	155
Unused tax losses	106	(47)	—	1	60
Total continuing operations	271	(12)	—	(4)	255
Discontinued US operations	3,804	194	—	6	4,004
Group total	4,075	182	—	2	4,259

Deferred tax liabilities
Unrealised losses or gains on investments	(289)	19	—	5	(265)
Balances relating to investment and insurance contracts	(1,507)	(110)	—	68	(1,549)
Short-term temporary differences	(350)	(17)	—	6	(361)
Total continuing operations	(2,146)	(108)	—	79	(2,175)
Discontinued US operations	(3,091)	(11)	7	(8)	(3,103)
Group total	(5,237)	(119)	7	71	(5,278)